INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
18.	INCOME TAXES

The components of earnings (loss) before income taxes consist of the following:

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
	2014	2013	2012	2012
Canada	$(61.7)	$(108.9)	$(31.6)	$651.2
United States	(10.2)	(21.4)	8.0	1.6
Other	–	–	–	–
Earnings (loss) from continuing operations	(71.9)	(130.3)	(23.6)	652.8
Earnings (loss) from discontinued operations	–	3.1	(12.9)	(3.6)
Earnings (loss) before income taxes	$(71.9)	$(127.2)	$(36.5)	$649.2

The income tax (recovery) expense consists of:

	Successor			Predecessor
	Year ended December 31,	Year ended December 31,	Three months ended December 31	Nine months ended September 30
	2014	2013	2012	2012
Canada:
Current	$–	$–	$–	$–
Deferred	–	–	(1.0)	(1.1)
	–	–	(1.0)	(1.1)
United States:
Current	0.4	0.1	0.1	(0.4)
Deferred	–	–	1.1	0.4
	0.4	0.1	1.2	–
Total from continuing operations:
Current	0.4	0.1	0.1	(0.4)
Deferred	–	–	0.1	(0.7)
	0.4	0.1	0.2	(1.1)

The reconciliation of income taxes calculated at the statutory rate to the actual income tax provision is as follows:

	Successor						Predecessor
	Year ended		Year ended		Three months ended		Nine months ended
	December 31,		December 31,		December 31,		September 30,
	2014		2013		2012		2012
Income tax recovery at Canadian statutory income tax rates	$(18.7)	26.0%	$(32.7)	25.8%	$(9.1)	25.0%	$162.3	25.0%
Increase (decrease) in income taxes for:
Non-taxable income and expenses	5.7	(7.9)	21.1	(16.6)	(1.8)	5.0	7.4	1.1
Difference in foreign tax rate	(1.0)	1.4	0.6	(0.5)	(0.5)	1.3	(1.0)	(0.1)
Change in deferred income taxes related to increase in corporate income tax rates	–	–	(8.5)	6.6	–	–	–	–
Change in the deferred income tax estimate	–	–	–	–	–	–	–	–
Change in valuation allowance	16.7	(23.3)	18.2	(14.3)	11.9	(32.7)	(164.9)	(25.4)
Adjustment to deferred credits	–	–	–	–	–	–	(9.6)	(1.5)
Other	(2.3)	3.2	1.4	(1.1)	(0.3)	0.9	4.7	0.7
Income tax expense (recovery)	$0.4	(0.6)%	$0.1	(0.1)%	$0.2	(0.5)%	$(1.1)	(0.2)%

Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant current deferred tax assets are as follows:

	Successor
	As at December 31,
	2014	2013
Current
Deferred income tax assets
Employee future benefits	$3.8	$3.7
Non-capital losses and temporary differences related to working capital	–	4.0
Other	6.2	0.8
	10.0	8.5
Valuation allowance	(10.0)	(8.5)
	$–	$–

The tax effects of temporary differences that give rise to significant non-current deferred tax assets (liabilities) are as follows:

	Successor
	As at December 31,
	2014	2013
Non-current
Deferred income tax assets (liabilities)
Property, plant and equipment	$156.8	$142.4
Non-capital loss carry-forwards	10.2	19.1
Employee future benefits	78.3	70.9
Other	16.7	5.0
	262.0	237.4
Valuation allowance	(262.0)	(237.4)
	$–	$–

At December 31, 2014, the company has provided for a valuation allowance on its deferred tax assets of $272.0 million (December 31, 2013 - $245.9 million).

At December 31, 2014, the company had Canadian federal non-capital loss carry-forwards of $39.2 million, which expire during the period 2028 to 2034, and U.S. federal net operating loss carry-forwards of nil. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

For the year ended December 31, 2014, management reduced the company’s valuation allowance by $7.7 million in respect of its U.S. federal net operating losses and reduced its valuation allowance by $1.2 million in respect of its Canadian losses. The reduction in the valuation allowances is due to the negative evidence from the company’s three year cumulative historical performance and management’s belief that it is more likely than not that the resulting future operations will not generate sufficient taxable income to realize all of the net deferred tax assets in Canada and the U.S.

Accounting for uncertainty in income taxes

At December 31, 2014, the company had gross unrecognized tax benefits of $4.7 million (December 31, 2013 - $4.3 million). If recognized, these tax benefits would favourably impact the company’s effective tax rate.

Below is a reconciliation of the total amounts of unrecognized tax benefits:

	Successor
	As at December 31,
	2014	2013
Unrecognized tax benefits, beginning of period	$4.3	$5.3
Current period tax positions	0.4	–
Change in tax rate	–	0.2
Settlements and lapse of statute of limitations	–	(1.2)
Unrecognized tax benefits, end of period	$4.7	$4.3

The company recognizes interest expense and penalties related to unrecognized tax benefits within the provision for income tax expense on the consolidated statement of earnings (loss). No interest expense or penalties related to unrecognized tax benefits were recorded during 2014. At December 31, 2014, there were no interest and penalties accrued in relation to uncertain tax positions in the consolidated balance sheet.

In the normal course of business, the company and its subsidiaries are subject to audits by the Canadian federal and provincial taxing authorities, by the U.S. federal and various state taxing authorities and by the taxing authorities in various foreign jurisdictions. All tax years up to and including December 31, 2005 have been audited by the Canadian federal taxing authorities. The company’s income taxes are not currently under audit by the Canadian federal taxing authorities, by the U.S. Internal Revenue Service, by any U.S. state taxing authority or by any foreign taxing authority. The U.S. federal statute of limitations for pre-2011 tax years expired on September 15, 2014.